UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

111 South Wacker Drive, Suite 4600 Chicago, Illinois		60606-4319
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606		Ndenisarya M. Bregasi K&L Gates LLP 1601 K Street NW Washington, DC 20006
(Name and address of agents for service)

Registrant’s telephone number, including area code:		(312) 646-3600

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments.

Oakmark Fund	December 31, 2018 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS — 95.8%
FINANCIALS — 25.6%
DIVERSIFIED FINANCIALS — 14.3%
Capital One Financial Corp.	5,427	$410,189
The Charles Schwab Corp.	9,600	398,688
Ally Financial, Inc.	17,435	395,077
State Street Corp.	6,200	391,034
The Bank of New York Mellon Corp.	6,920	325,707
Moody’s Corp.	1,706	238,974
The Goldman Sachs Group, Inc.	1,105	184,591
		2,344,260
BANKS — 8.1%
Citigroup, Inc.	9,530	496,131
Bank of America Corp.	19,000	468,160
Wells Fargo & Co.	7,910	364,493
		1,328,784
INSURANCE — 3.2%
American International Group, Inc.	10,561	416,221
Aon PLC	790	114,834
		531,055
		4,204,099
INFORMATION TECHNOLOGY — 16.4%
SOFTWARE & SERVICES — 7.8%
MasterCard, Inc., Class A	1,720	324,478
Visa, Inc., Class A	2,135	281,692
Automatic Data Processing, Inc.	1,870	245,195
Gartner, Inc. (a)	1,800	230,112
DXC Technology Co.	3,900	207,363
		1,288,840
TECHNOLOGY HARDWARE & EQUIPMENT — 5.1%
Apple, Inc.	2,787	439,621
TE Connectivity, Ltd.	4,936	373,283
Flex, Ltd. (a)	2,370	18,039
		830,943
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Intel Corp.	6,755	317,012
Texas Instruments, Inc.	2,720	257,040
		574,052
		2,693,835
COMMUNICATION SERVICES — 13.9%
MEDIA & ENTERTAINMENT — 13.9%
Alphabet, Inc., Class C (a)	558	578,135
Netflix, Inc. (a)	1,624	434,680
Comcast Corp., Class A	11,438	389,478
Charter Communications, Inc., Class A (a)	1,200	341,964
Facebook, Inc., Class A (a)	2,113	277,032
News Corp., Class A	15,401	174,798
Alphabet, Inc., Class A (a)	83	86,829
		2,282,916
CONSUMER DISCRETIONARY — 12.4%
AUTOMOBILES & COMPONENTS — 5.6%
Fiat Chrysler Automobiles N.V. (a)	28,160	407,195
General Motors Co.	9,650	322,792
Aptiv PLC	2,200	135,454
Delphi Technologies PLC	3,733	53,461
		918,902
RETAILING — 4.2%
Booking Holdings, Inc. (a)	160	275,587
Qurate Retail, Inc. (a)	12,115	236,493
eBay, Inc. (a)	6,500	182,455
		694,535
CONSUMER SERVICES — 2.6%
MGM Resorts International	9,400	228,044
Hilton Worldwide Holdings, Inc.	2,662	191,137
		419,181
		2,032,618
INDUSTRIALS — 10.1%
CAPITAL GOODS — 7.4%
General Electric Co.	51,460	389,552
Parker-Hannifin Corp.	2,439	363,791
Cummins, Inc.	1,720	229,861
Caterpillar, Inc.	1,750	222,373
		1,205,577
TRANSPORTATION — 2.7%
American Airlines Group, Inc.	8,278	265,800
FedEx Corp.	1,130	182,303
		448,103
		1,653,680
HEALTH CARE — 10.1%
HEALTH CARE EQUIPMENT & SERVICES — 5.3%
CVS Health Corp.	6,094	399,277
Baxter International, Inc.	4,300	283,026
HCA Healthcare, Inc.	1,494	185,965
		868,268
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.8%
Regeneron Pharmaceuticals, Inc. (a)	1,262	471,281
Bristol-Myers Squibb Co.	6,000	311,880
		783,161
		1,651,429
ENERGY — 5.8%
Anadarko Petroleum Corp.	6,361	278,853
Apache Corp.	10,355	271,821
Halliburton Co.	5,800	154,164
National Oilwell Varco, Inc.	5,929	152,373

	Shares	Value
COMMON STOCKS — 95.8% (cont.)
ENERGY — 5.8% (cont.)
Chesapeake Energy Corp. (a)	40,000	$84,000
		941,211
CONSUMER STAPLES — 1.5%
FOOD, BEVERAGE & TOBACCO — 1.4%
Diageo PLC (b)	1,600	226,880
HOUSEHOLD & PERSONAL PRODUCTS — 0.1%
Unilever PLC (b)	288	15,067
		241,947
TOTAL COMMON STOCKS — 95.8% (Cost $12,289,877)		15,701,735

	Par Value
SHORT-TERM INVESTMENTS — 4.2%

GOVERNMENT AND AGENCY SECURITIES — 2.4%
Federal Home Loan Bank, 2.18%, due 01/02/19 (c) (Cost $399,976)	$400,000	399,976

U.S. GOVERNMENT BILLS — 1.5%
United States Treasury Bill, 2.30%, due 01/10/19 (c) (Cost $249,859)	250,000	249,859

REPURCHASE AGREEMENT — 0.3%
Fixed Income Clearing Corp. Repurchase Agreement, 1.50% dated 12/31/18 due 01/02/19, repurchase price $52,405, collateralized by a United States Treasury Note, 2.625%, due 12/31/25, value plus accrued interest of $53,450 (Cost: $52,400)	52,400	52,400
TOTAL SHORT-TERM INVESTMENTS — 4.2% (Cost $702,235)		702,235
TOTAL INVESTMENTS — 100.0% (Cost $12,992,112)		16,403,970
Foreign Currencies (Cost $0) — 0.0% (d)		0	(e)
Liabilities In Excess of Other Assets — 0.0% (d)		(5,334)
TOTAL NET ASSETS — 100.0%		$16,398,636

(a)                   Non-income producing security

(b)                   Sponsored American Depositary Receipt

(c)                    The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(d)                   Amount rounds to less than 0.1%.

(e)                    Amount rounds to less than $1,000.

Oakmark Select Fund	December 31, 2018 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 98.4%
FINANCIALS — 25.0%
BANKS — 11.0%
Citigroup, Inc.	5,112	$266,130
Bank of America Corp.	8,001	197,135
		463,265
DIVERSIFIED FINANCIALS — 10.3%
Ally Financial, Inc.	11,500	260,590
Capital One Financial Corp.	2,285	172,716
		433,306
INSURANCE — 3.7%
American International Group, Inc.	3,995	157,451
		1,054,022
COMMUNICATION SERVICES — 18.4%
MEDIA & ENTERTAINMENT — 18.4%
Alphabet, Inc., Class C (a)	444	459,448
Charter Communications, Inc., Class A (a)	564	160,723
Netflix, Inc. (a)	576	154,226
		774,397
CONSUMER DISCRETIONARY — 17.5%
AUTOMOBILES & COMPONENTS — 8.3%
Fiat Chrysler Automobiles N.V. (a)	17,434	252,097
Lear Corp.	800	98,288
		350,385
CONSUMER SERVICES — 5.0%
MGM Resorts International	5,147	124,866
Hilton Worldwide Holdings, Inc.	1,166	83,753
		208,619
RETAILING — 4.2%
Qurate Retail, Inc. (a)	9,139	178,397
		737,401
INFORMATION TECHNOLOGY — 9.7%
TECHNOLOGY HARDWARE & EQUIPMENT — 6.7%
TE Connectivity, Ltd.	3,743	283,079

SOFTWARE & SERVICES — 3.0%
MasterCard, Inc., Class A	659	124,320
		407,399
REAL ESTATE — 8.8%
CBRE Group, Inc., Class A (a)	9,248	370,270

INDUSTRIALS — 8.3%
CAPITAL GOODS — 4.2%
General Electric Co.	23,700	179,409

TRANSPORTATION — 4.1%
American Airlines Group, Inc.	5,340	171,467
		350,876
ENERGY — 6.5%
Apache Corp.	5,149	135,155
Anadarko Petroleum Corp.	2,312	101,350
Weatherford International PLC (a) (b)	67,000	37,453
		273,958
HEALTH CARE — 4.2%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.2%
Regeneron Pharmaceuticals, Inc. (a)	475	177,412
TOTAL COMMON STOCKS — 98.4% (Cost $3,110,944)		4,145,735

	Par Value
SHORT-TERM INVESTMENTS— 2.7%

REPURCHASE AGREEMENT — 1.5%

Fixed Income Clearing Corp. Repurchase Agreement, 1.50% dated 12/31/18 due 01/02/19, repurchase price $63,160, collateralized by a United States Treasury Note, 2.875% due 05/15/28, value plus accrued interest of $64,421 (Cost: $63,155)	$63,155	63,155

GOVERNMENT AND AGENCY SECURITIES — 1.2%
Federal Home Loan Bank, 2.18%, due 01/02/19 (c) (Cost $49,997)	50,000	49,997
TOTAL SHORT-TERM INVESTMENTS — 2.7% (Cost $113,152)		113,152
TOTAL INVESTMENTS — 101.1% (Cost $3,224,096)		4,258,887
Liabilities In Excess of Other Assets — (1.1)%		(46,134)
Foreign Currencies (Cost $0) — 0.0% (d)		0	(e)
TOTAL NET ASSETS — 100.0%		$4,212,753

(a)                   Non-income producing security

(b)                   See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)                    The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(d)                   Amount rounds to less than 0.1%.

(e)                    Amount rounds to less than $1,000.

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry  for the below affiliate can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2018	Value December 31, 2018	Percent of Net Assets

Weatherford International PLC	67,000	$30,508	$37,733	$(178,677)	$40,754	$0	$182,601	$37,453	0.9%

TOTAL	67,000	$30,508	$37,733	$(178,677)	$40,754	$0	$182,601	$37,453	0.9%

Oakmark Equity and Income Fund	December 31, 2018 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 60.8%
FINANCIALS — 11.5%
BANKS — 6.7%
Bank of America Corp.	24,298	$598,696
Citigroup, Inc.	4,360	226,966
		825,662
DIVERSIFIED FINANCIALS — 3.6%
Ally Financial, Inc.	9,173	207,858
The Bank of New York Mellon Corp.	3,030	142,606
State Street Corp.	1,551	97,834
		448,298
INSURANCE — 1.2%
American International Group, Inc.	3,880	152,921
		1,426,881
CONSUMER DISCRETIONARY — 10.8%
AUTOMOBILES & COMPONENTS — 7.9%
General Motors Co.	18,472	617,875
BorgWarner, Inc.	5,846	203,102
Lear Corp.	1,316	161,737
		982,714
RETAILING — 2.0%
Foot Locker, Inc.	4,066	216,332
Qurate Retail, Inc. (a)	1,705	33,290
		249,622
CONSUMER SERVICES — 0.5%
MGM Resorts International	2,351	57,041

CONSUMER DURABLES & APPAREL — 0.4%
Carter’s, Inc.	664	54,220
		1,343,597
INFORMATION TECHNOLOGY — 9.6%
SOFTWARE & SERVICES — 5.2%
MasterCard, Inc., Class A	2,054	387,506
Oracle Corp.	4,663	210,530
CoreLogic, Inc. (a)	1,293	43,212
		641,248
TECHNOLOGY HARDWARE & EQUIPMENT — 4.1%
TE Connectivity, Ltd.	6,483	490,317
Flex, Ltd. (a)	3,250	24,734
		515,051
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Qorvo, Inc. (a)	609	37,009
		1,193,308
CONSUMER STAPLES — 7.4%
FOOD, BEVERAGE & TOBACCO — 7.4%
Nestlé SA (b)	4,597	372,205
Diageo PLC (b)	1,984	281,280
Philip Morris International, Inc.	3,956	264,123
		917,608
HEALTH CARE — 7.2%
HEALTH CARE EQUIPMENT & SERVICES — 6.4%
CVS Health Corp.	4,911	321,792
UnitedHealth Group, Inc.	1,179	293,797
HCA Healthcare, Inc.	1,052	130,871
LivaNova PLC (a)	547	50,014
		796,474
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.8%
Regeneron Pharmaceuticals, Inc. (a)	271	101,256
		897,730
COMMUNICATION SERVICES — 4.6%
MEDIA & ENTERTAINMENT — 4.6%
Alphabet, Inc., Class C (a)	263	272,158
Charter Communications, Inc., Class A (a)	778	221,678
Comcast Corp., Class A	2,120	72,186
		566,022
INDUSTRIALS — 4.2%
CAPITAL GOODS — 3.3%
Johnson Controls International plc	3,895	115,478
Arconic, Inc.	6,325	106,647
Dover Corp.	1,055	74,881
Carlisle Cos., Inc.	718	72,193
WESCO International, Inc. (a)	682	32,717
		401,916
TRANSPORTATION — 0.9%
American Airlines Group, Inc.	3,623	116,329
		518,245
ENERGY — 3.2%
National Oilwell Varco, Inc.	6,830	175,523
Anadarko Petroleum Corp.	2,603	114,129
PDC Energy, Inc. (a)	1,900	56,556
Apergy Corp. (a)	1,772	47,992
		394,200
MATERIALS — 1.3%
Glencore PLC	43,500	161,537

REAL ESTATE — 1.0%
The Howard Hughes Corp. (a)	655	63,898
Gaming and Leisure Properties, Inc. REIT	1,833	59,212
		123,110
TOTAL COMMON STOCKS — 60.8% (Cost $5,096,117)		7,542,238

	Shares	Value
PREFERRED STOCKS— 0.1%
FINANCIALS — 0.1%
GMAC Capital Trust I (c), 8.40% (3 mo. USD LIBOR + 5.785%),	498	$12,612
TOTAL PREFERRED STOCKS — 0.1% (Cost $13,007)		12,612

	Par Value
FIXED INCOME— 33.0%

CORPORATE BONDS — 18.1%
FINANCIALS — 4.5%
Aflac, Inc.
2.875%, due 10/15/26	$980	916
Ally Financial, Inc.
3.75%, due 11/18/19	13,395	13,345
American Express Credit Corp.
2.60%, due 09/14/20	2,945	2,915
American International Group, Inc.
3.30%, due 03/01/21	14,665	14,615
Aon Corp.
5.00%, due 09/30/20	14,745	15,175
Bank of America Corp.
2.151%, due 11/09/20	6,970	6,845
4.45%, due 03/03/26	5,000	4,943
Capital One NA
1.85%, due 09/13/19	39,255	38,825
Citigroup, Inc.
2.45%, due 01/10/20	19,910	19,750
3.40%, due 05/01/26	15,000	14,109
4.05%, due 07/30/22	13,338	13,399
CNO Financial Group, Inc.
4.50%, due 05/30/20	9,830	9,707
5.25%, due 05/30/25	5,895	5,615
Credit Suisse Group AG, 144A
7.50%(USD 5 Year Swap rate + 4.598%) (c) (d) (e)	30,000	30,495
6.25%(USD 5 Year Swap rate + 3.455%) (c) (d) (e)	7,000	6,612
Credit Suisse Group Funding Guernsey, Ltd.
3.125%, due 12/10/20	25,000	24,755
3.80%, due 06/09/23	14,750	14,474
E*TRADE Financial Corp.
2.95%, due 08/24/22	6,965	6,757
3.80%, due 08/24/27	4,975	4,697
General Electric Co.
5.30%, due 02/11/21	7,682	7,691
JPMorgan Chase & Co.
2.972%, due 01/15/23	29,765	29,020
3.514%(3 mo. USD LIBOR + 0.61%), due 06/18/22 (c)	24,870	24,926
3.717%(3 mo. USD LIBOR + 1.230%), due 10/24/23 (c)	19,910	19,905
Moody’s Corp.
4.50%, due 09/01/22	13,040	13,413
2.625%, due 01/15/23	12,201	11,647
5.50%, due 09/01/20	3,780	3,920
MSCI, Inc., 144A
5.25%, due 11/15/24 (d)	24,830	24,706
5.375%, due 05/15/27 (d)	6,965	6,817
4.75%, due 08/01/26 (d)	5,925	5,614
5.75%, due 08/15/25 (d)	2,950	2,972
Principal Life Global Funding II, 144A
2.15%, due 01/10/20 (d)	19,910	19,702
2.375%, due 11/21/21 (d)	6,970	6,780
Reinsurance Group of America, Inc.
3.95%, due 09/15/26	4,905	4,811
S&P Global, Inc.
4.00%, due 06/15/25	17,150	17,463
2.95%, due 01/22/27	9,810	9,228
4.40%, due 02/15/26	1,970	2,033
3.30%, due 08/14/20	1,970	1,974
The Charles Schwab Corp.
3.25%, due 05/21/21	19,895	19,992
The Goldman Sachs Group, Inc.
2.35%, due 11/15/21	14,616	14,093
2.30%, due 12/13/19	6,970	6,899
3.20%, due 02/23/23	7,000	6,790
4.259%(3 mo. USD LIBOR + 1.750%), due 10/28/27 (c)	2,975	2,858
2.625%, due 04/25/21	2,000	1,948
2.875%, due 02/25/21	1,000	983
2.55%, due 10/23/19	980	974
Voya Financial, Inc.
3.65%, due 06/15/26	1,960	1,853
Wells Fargo & Co.
3.069%, due 01/24/23	14,930	14,541
3.757%(3 mo. USD LIBOR + 1.230%), due 10/31/23 (c)	8,603	8,576
Wells Fargo Bank NA
3.625%, due 10/22/21	10,000	10,059
2.15%, due 12/06/19	9,900	9,810
		559,947
CONSUMER DISCRETIONARY — 3.9%
Amazon.com, Inc.
3.15%, due 08/22/27	9,950	9,606
Booking Holdings, Inc.
3.60%, due 06/01/26	14,730	14,311
3.55%, due 03/15/28	9,950	9,373
2.75%, due 03/15/23	6,965	6,685
BorgWarner, Inc.
4.625%, due 09/15/20	10,810	10,947
Boyd Gaming Corp.
6.00%, due 08/15/26	4,975	4,652
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, due 10/15/25 (d)	25,870	22,248
CCO Holdings LLC / CCO Holdings Capital Corp., 144A
5.125%, due 05/01/27 (d)	250	233
Charter Communications Operating LLC / Charter Communications Operating Capital
3.579%, due 07/23/20	29,148	29,117
4.20%, due 03/15/28	9,950	9,373

	Par Value	Value
FIXED INCOME — 33.0% (cont.)

CORPORATE BONDS — 18.1% (cont.)
CONSUMER DISCRETIONARY — 3.9% (cont.)
4.50%, due 02/01/24	$2,985	$2,980
Dana, Inc.
6.00%, due 09/15/23	3,925	3,905
Delphi Technologies PLC, 144A
5.00%, due 10/01/25 (d)	1,000	840
Dollar Tree, Inc.
3.149% (3 mo. USD LIBOR + 0.700%), due 04/17/20 (c)	6,965	6,921
EMI Music Publishing Group North America Holdings, Inc., 144A
7.625%, due 06/15/24 (d)	4,910	5,168
Expedia Group, Inc.
5.00%, due 02/15/26	28,360	28,648
Foot Locker, Inc.
8.50%, due 01/15/22	4,340	4,687
General Motors Co.
4.875%, due 10/02/23	41,400	41,494
General Motors Financial Co., Inc.
3.50%, due 07/10/19	4,975	4,974
3.10%, due 01/15/19	4,915	4,915
Hyatt Hotels Corp.
4.375%, due 09/15/28	7,960	7,747
International Game Technology PLC, 144A
6.50%, due 02/15/25 (d)	19,600	19,306
6.25%, due 02/15/22 (d)	14,800	14,837
6.25%, due 01/15/27 (d)	200	192
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A
5.25%, due 06/01/26 (d)	1,000	967
5.00%, due 06/01/24 (d)	1,000	965
Lear Corp.
5.375%, due 03/15/24	20,457	21,044
5.25%, due 01/15/25	11,060	11,361
Lithia Motors, Inc., 144A
5.25%, due 08/01/25 (d)	1,990	1,831
Marriott International, Inc.
4.00%, due 04/15/28	4,975	4,783
Mattel, Inc., 144A
6.75%, due 12/31/25 (d)	4,980	4,443
MGM Resorts International
8.625%, due 02/01/19	3,532	3,536
5.75%, due 06/15/25	2,985	2,880
Penn National Gaming, Inc., 144A
5.625%, due 01/15/27 (d)	9,950	8,905
Penske Automotive Group, Inc.
5.50%, due 05/15/26	11,343	10,549
5.375%, due 12/01/24	3,580	3,352
Sands China, Ltd., 144A
5.40%, due 08/08/28 (d)	5,000	4,825
5.125%, due 08/08/25 (d)	3,000	2,971
4.60%, due 08/08/23 (d)	2,000	1,987
Scientific Games International, Inc., 144A
5.00%, due 10/15/25 (d)	19,910	17,770
Starbucks Corp.
3.80%, due 08/15/25	9,950	9,840
4.00%, due 11/15/28	2,985	2,961
Station Casinos LLC, 144A
5.00%, due 10/01/25 (d)	1,990	1,801
Tapestry, Inc.
3.00%, due 07/15/22	12,145	11,705
4.125%, due 07/15/27	4,975	4,655
Tempur Sealy International, Inc.
5.50%, due 06/15/26	3,125	2,852
The Gap, Inc.
5.95%, due 04/12/21	1,965	2,006
The William Carter Co.
5.25%, due 08/15/21	36,132	35,951
Uber Technologies, Inc., 144A
8.00%, due 11/01/26 (d)	11,430	11,030
7.50%, due 11/01/23 (d)	10,000	9,675
Under Armour, Inc.
3.25%, due 06/15/26	12,565	10,527
Wolverine World Wide, Inc., 144A
5.00%, due 09/01/26 (d)	12,140	11,229
Yum! Brands, Inc.
3.875%, due 11/01/23	6,329	5,981
		485,541
HEALTH CARE — 2.4%
Abbott Laboratories
2.90%, due 11/30/21	16,625	16,481
AbbVie, Inc.
3.75%, due 11/14/23	6,965	6,930
Becton Dickinson and Co.
2.675%, due 12/15/19	22,756	22,540
2.133%, due 06/06/19	11,828	11,759
3.30%, due 03/01/23	11,204	11,008
3.678%(3 mo. USD LIBOR + 0.875%), due 12/29/20 (c)	9,950	9,850
2.894%, due 06/06/22	2,985	2,891
3.363%, due 06/06/24	2,985	2,867
Centene Corp.
4.75%, due 05/15/22	20,084	19,833
Cigna Corp., 144A
4.375%, due 10/15/28 (d)	2,985	3,002
4.125%, due 11/15/25 (d)	2,985	2,981
CVS Health Corp.
4.00%, due 12/05/23	18,198	18,250
5.00%, due 12/01/24	6,880	7,210
4.75%, due 12/01/22	6,880	7,099
2.25%, due 08/12/19	2,884	2,870
Edwards Lifesciences Corp.
4.30%, due 06/15/28	6,965	7,042
Express Scripts Holding Co.
3.30%, due 02/25/21	4,915	4,897
HCA, Inc.
6.50%, due 02/15/20	9,895	10,142
5.00%, due 03/15/24	7,465	7,390
5.625%, due 09/01/28	2,985	2,880
4.25%, due 10/15/19	1,990	1,985
5.375%, due 09/01/26	500	486
IQVIA, Inc., 144A
5.00%, due 10/15/26 (d)	7,800	7,449
Johnson & Johnson
2.90%, due 01/15/28	14,925	14,305

	Par Value	Value
FIXED INCOME — 33.0% (cont.)

CORPORATE BONDS — 18.1% (cont.)
HEALTH CARE — 2.4% (cont.)
McKesson Corp.
3.65%, due 11/30/20	$19,890	$19,985
3.95%, due 02/16/28	2,985	2,863
Quest Diagnostics, Inc.
4.70%, due 04/01/21	5,128	5,271
Thermo Fisher Scientific, Inc.
3.00%, due 04/15/23	1,970	1,917
Universal Health Services, Inc., 144A
4.75%, due 08/01/22 (d)	32,695	32,531
5.00%, due 06/01/26 (d)	12,805	12,421
Zimmer Biomet Holdings, Inc.
4.625%, due 11/30/19	10,345	10,465
3.554%(3 mo. USD LIBOR + 0.750%), due 03/19/21 (c)	4,975	4,928
3.15%, due 04/01/22	3,810	3,725
3.70%, due 03/19/23	2,985	2,953
		299,206
COMMUNICATION SERVICES — 1.9%
AT&T, Inc.
5.00%, due 03/01/21	16,710	17,278
Comcast Corp.
3.45%, due 10/01/21	9,950	10,051
3.30%, due 10/01/20	9,950	9,988
3.95%, due 10/15/25	4,975	5,034
Discovery Communications LLC, 144A
2.80%, due 06/15/20 (d)	3,930	3,888
Electronic Arts, Inc.
4.80%, due 03/01/26	19,655	20,284
3.70%, due 03/01/21	14,740	14,844
Intelsat Jackson Holdings SA, 144A
8.00%, due 02/15/24 (d)	26,069	26,851
Live Nation Entertainment, Inc., 144A
4.875%, due 11/01/24 (d)	14,935	14,188
5.375%, due 06/15/22 (d)	6,975	6,923
5.625%, due 03/15/26 (d)	4,975	4,863
Netflix, Inc.
4.875%, due 04/15/28	31,840	29,054
5.875%, due 02/15/25	11,940	12,045
5.375%, due 02/01/21	1,990	2,015
Netflix, Inc., 144A
5.875%, due 11/15/28 (d)	6,965	6,768
6.375%, due 05/15/29 (d)	2,985	2,944
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, due 05/01/22	30,425	30,004
6.25%, due 07/15/19	2,950	2,997
Tribune Media Co.
5.875%, due 07/15/22	1,000	1,005
Zayo Group LLC / Zayo Capital, Inc.
6.00%, due 04/01/23	14,745	13,973
		234,997
INDUSTRIALS — 1.6%
Bacardi, Ltd., 144A
4.45%, due 05/15/25 (d)	14,900	14,701
BAT Capital Corp.
2.297%, due 08/14/20	19,900	19,435
3.557%, due 08/15/27	6,965	6,183
CH Robinson Worldwide, Inc.
4.20%, due 04/15/28	2,985	2,993
Delta Air Lines, Inc.
3.40%, due 04/19/21	11,590	11,493
3.80%, due 04/19/23	9,425	9,274
Fortune Brands Home & Security, Inc.
4.00%, due 06/15/25	13,430	13,380
4.00%, due 09/21/23	9,945	9,840
General Electric Co.
5.00%(3 mo. USD LIBOR + 3.330%) (c)	12,430	9,509
4.125%, due 10/09/42	2,485	1,942
Hilton Domestic Operating Co., Inc., 144A
5.125%, due 05/01/26 (d)	16,915	16,238
IHS Markit, Ltd., 144A
4.75%, due 02/15/25 (d)	100	98
Southwest Airlines Co.
2.65%, due 11/05/20	12,148	11,986
Stanley Black & Decker, Inc.
4.25%, due 11/15/28	6,965	7,164
Union Pacific Corp.
3.75%, due 07/15/25	9,950	10,044
3.20%, due 06/08/21	6,965	6,997
3.50%, due 06/08/23	6,965	6,978
United Technologies Corp.
3.65%, due 08/16/23	4,975	4,956
3.35%, due 08/16/21	1,990	1,985
3.95%, due 08/16/25	1,990	1,975
USG Corp., 144A
4.875%, due 06/01/27 (d)	6,965	7,017
Wabtec Corp.
3.838% (3 mo. USD LIBOR + 1.050%), due 09/15/21 (c)	4,975	4,976
Welbilt, Inc.
9.50%, due 02/15/24	4,915	5,259
WESCO Distribution, Inc.
5.375%, due 06/15/24	13,675	12,889
5.375%, due 12/15/21	5,305	5,239
		202,551
INFORMATION TECHNOLOGY — 1.6%
Avnet, Inc.
4.875%, due 12/01/22	8,275	8,452
3.75%, due 12/01/21	4,710	4,737
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, due 01/15/22	14,930	14,358
2.375%, due 01/15/20	9,955	9,831

	Par Value	Value
FIXED INCOME — 33.0% (cont.)

CORPORATE BONDS — 18.1% (cont.)
INFORMATION TECHNOLOGY — 1.6% (cont.)
3.625%, due 01/15/24	$9,955	$9,419
3.50%, due 01/15/28	4,975	4,310
CDW LLC / CDW Finance Corp.
5.00%, due 09/01/23	19,243	18,906
5.00%, due 09/01/25	9,955	9,532
CommScope Technologies LLC, 144A
5.00%, due 03/15/27 (d)	14,438	11,695
CommScope, Inc., 144A
5.50%, due 06/15/24 (d)	18,384	16,821
5.00%, due 06/15/21 (d)	995	985
Dell International LLC / EMC Corp., 144A
5.45%, due 06/15/23 (d)	14,725	14,985
4.42%, due 06/15/21 (d)	2,940	2,935
Itron, Inc., 144A
5.00%, due 01/15/26 (d)	11,035	10,097
Lam Research Corp.
2.75%, due 03/15/20	19,660	19,475
2.80%, due 06/15/21	4,910	4,855
Motorola Solutions, Inc.
3.75%, due 05/15/22	9,950	9,873
4.60%, due 02/23/28	2,985	2,919
Qorvo, Inc., 144A
5.50%, due 07/15/26 (d)	4,975	4,751
Symantec Corp., 144A
5.00%, due 04/15/25 (d)	1,000	933
Tyco Electronics Group SA
3.70%, due 02/15/26	9,830	9,556
2.35%, due 08/01/19	1,812	1,802
		191,227
REAL ESTATE — 1.1%
CBRE Services, Inc.
5.25%, due 03/15/25	24,930	25,970
4.875%, due 03/01/26	19,665	20,163
GLP Capital, LP / GLP Financing II, Inc. REIT
4.875%, due 11/01/20	14,975	15,102
5.375%, due 11/01/23	12,000	12,164
5.75%, due 06/01/28	4,975	5,025
5.25%, due 06/01/25	4,975	4,940
5.375%, due 04/15/26	3,925	3,882
4.375%, due 04/15/21	1,965	1,957
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. REIT
5.625%, due 05/01/24	2,945	2,916
Omega Healthcare Investors, Inc. REIT
4.375%, due 08/01/23	15,046	15,109
5.25%, due 01/15/26	9,835	10,008
The Howard Hughes Corp., 144A
5.375%, due 03/15/25 (d)	12,440	11,694
Ventas Realty, LP REIT
3.125%, due 06/15/23	2,490	2,427
3.50%, due 02/01/25	1,000	957
		132,314
CONSUMER STAPLES — 0.6%
Diageo Capital PLC
3.875%, due 05/18/28	5,000	5,091
3.00%, due 05/18/20	5,000	5,004
3.50%, due 09/18/23	4,800	4,814
General Mills, Inc.
4.00%, due 04/17/25	1,990	1,958
Kraft Heinz Foods Co., 144A
4.875%, due 02/15/25 (d)	6,260	6,286
Mead Johnson Nutrition Co.
4.125%, due 11/15/25	13,955	14,316
3.00%, due 11/15/20	6,885	6,865
Mondelez International Holdings Netherlands BV, 144A
2.00%, due 10/28/21 (d)	8,585	8,226
1.625%, due 10/28/19 (d)	7,764	7,656
Post Holdings, Inc., 144A
5.00%, due 08/15/26 (d)	2,000	1,820
5.50%, due 03/01/25 (d)	500	480
5.75%, due 03/01/27 (d)	500	469
Smithfield Foods, Inc., 144A
2.70%, due 01/31/20 (d)	6,420	6,333
3.35%, due 02/01/22 (d)	4,975	4,758
2.65%, due 10/03/21 (d)	3,980	3,804
4.25%, due 02/01/27 (d)	995	927
		78,807
ENERGY — 0.3%
Apergy Corp.
6.375%, due 05/01/26	16,119	15,635
Cenovus Energy, Inc.
5.70%, due 10/15/19	3,642	3,707
Oceaneering International, Inc.
4.65%, due 11/15/24	8,485	6,702
Schlumberger Holdings Corp., 144A
4.00%, due 12/21/25 (d)	9,830	9,703
Weatherford International LLC, 144A
9.875%, due 03/01/25 (d)	9,950	6,045
		41,792
MATERIALS — 0.2%
Glencore Funding LLC, 144A
3.00%, due 10/27/22 (d)	9,950	9,447
3.875%, due 10/27/27 (d)	9,950	8,895
		18,342
Total Corporate Bonds (Cost $2,290,921)		2,244,724

GOVERNMENT AND AGENCY SECURITIES — 14.8%
U.S. GOVERNMENT NOTES — 14.7%
United States Treasury Bonds (TIPS)
1.25%, due 07/15/20 (f)	486,764	485,764

	Par Value	Value
FIXED INCOME — 33.0% (cont.)

GOVERNMENT AND AGENCY SECURITIES — 14.8% (cont.)
U.S. GOVERNMENT NOTES — 14.7% (cont.)
2.125%, due 01/15/19 (f)	$234,828	$234,443
United States Treasury Notes
1.75%, due 10/31/20	223,550	220,494
2.375%, due 12/31/20	198,945	198,502
1.625%, due 04/30/19	199,000	198,440
1.375%, due 12/15/19	99,500	98,315
1.625%, due 07/31/20	99,485	98,074
2.00%, due 11/30/22	74,625	73,267
1.75%, due 03/31/22	74,645	72,971
2.125%, due 12/31/22	49,745	49,044
1.875%, due 11/30/21	49,785	48,968
1.50%, due 11/30/19	24,875	24,618
2.125%, due 01/31/21	24,570	24,381
		1,827,281
U.S. GOVERNMENT AGENCIES — 0.1%
Federal Farm Credit Bank, 1.68%, due 08/16/21	17,165	16,777

Total Government and Agency Securities (Cost $1,850,835)		1,844,058

CONVERTIBLE BOND — 0.1%
Chesapeake Energy Corp., 5.50%, due 09/15/26 (Cost $14,511)	14,915	12,005
TOTAL FIXED INCOME — 33.0% (Cost $4,156,267)		4,100,787

SHORT-TERM INVESTMENTS— 6.6%

COMMERCIAL PAPER — 5.1%
Walgreens Boots,
2.79% - 3.29%, due 01/29/19 - 04/16/19 (g)	174,000	173,211
General Mills, Inc., 144A,
2.64% - 2.74%, due 01/02/19 - 01/11/19 (d) (g)	130,750	130,695
Schlumberger Holdings Corp., 144A,
2.95% - 3.06%, due 01/14/19 - 02/11/19 (d) (g)	124,500	124,194
Campbell Soup Co., 144A,
2.91% - 3.26%, due 01/10/19 - 02/07/19 (d) (g)	110,000	109,756
Anthem, Inc., 144A,
2.79%, due 01/23/19 - 01/25/19 (d) (g)	49,500	49,414
John Deere Capital Co., 144A,
2.50%, due 01/18/19 (d) (g)	24,850	24,821
J.P. Morgan Securities LLC, 144A,
2.55%, due 01/28/19 (d) (g)	24,750	24,704
Total Commercial Paper (Cost $636,793)		636,795

REPURCHASE AGREEMENT — 0.7%
Fixed Income Clearing Corp. Repurchase Agreement, 1.50% dated 12/31/18 due 01/02/19, repurchase price $82,912, collateralized by United States Treasury Notes, 2.625% - 2.875%, due 12/31/25 - 05/15/28, aggregate value plus accrued interest of $84,566 (Cost: $82,905)	82,905	82,905

GOVERNMENT AND AGENCY SECURITIES — 0.6%
Federal Home Loan Bank, 2.18%, due 01/02/19 (g) (Cost $74,996)	75,000	74,996

CORPORATE BONDS — 0.2%
FINANCIALS — 0.1%
Reinsurance Group of America, Inc.,
6.45%, due 11/15/19	10,257	10,531
REAL ESTATE — 0.1%
American Tower Corp.,
3.40%, due 02/15/19	11,636	11,640

Total Corporate Bonds (Cost $22,190)		22,171
TOTAL SHORT-TERM INVESTMENTS — 6.6% (Cost $816,884)		816,867
TOTAL INVESTMENTS — 100.5% (Cost $10,082,275)		12,472,504
Foreign Currencies (Cost $0) — 0.0% (h)		0	(i)
Liabilities In Excess of Other Assets — (0.5)%		(62,956)
NET ASSETS — 100.0%		$12,409,548

(a)         Non-income producing security

(b)         Sponsored American Depositary Receipt

(c)          Floating Rate Note. Rate shown is as of December 31, 2018.

(d)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.

(e)          Security is perpetual and has no stated maturity date.

(f)           Interest rate for this security is a stated rate. Interest payments are determined based on an inflation-adjusted principal amount.

(g)          The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(h)         Amount rounds to less than 0.1%.

(i)             Amount rounds to less than $1,000.

Abbreviations:

REIT: Real Estate Investment Trust

OAKMARK GLOBAL FUND

Global Diversification —December 31, 2018 (Unaudited)

		% of Equity Investments
North America		44.9%
	United States	44.9%
Europe		41.5%
	United Kingdom	15.6%
	Germany*	13.7%
	Switzerland	10.2%
	Ireland*	2.0%
Asia		6.2%
	Japan	4.3%
	Taiwan	1.0%
	India	0.9%
Africa		3.5%
	South Africa	3.5%
Latin America		2.2%
	Mexico	2.2%
Australasia		1.7%
	Australia	1.7%

*                 Euro currency countries comprise 15.7% of equity investments.

Oakmark Global Fund	December 31, 2018 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 96.2%

FINANCIALS — 22.1%
BANKS — 12.5%
Bank of America Corp. (United States)	3,034	$74,745
Lloyds Banking Group PLC (United Kingdom)	109,367	72,279
Citigroup, Inc. (United States)	986	51,305
Axis Bank, Ltd. (India) (a)	1,629	14,461
		212,790
DIVERSIFIED FINANCIALS — 6.5%
Credit Suisse Group AG (Switzerland)	5,791	63,630
Julius Baer Group, Ltd. (Switzerland)	1,285	45,753
		109,383
INSURANCE — 3.1%
Allianz SE (Germany)	259	51,897
		374,070
COMMUNICATION SERVICES — 18.9%
MEDIA & ENTERTAINMENT — 18.9%
Alphabet, Inc., Class C (United States) (a)	76	78,773
Naspers, Ltd. (South Africa)	282	56,618
The Interpublic Group of Cos., Inc. (United States)	1,853	38,237
Grupo Televisa SAB (Mexico) (b)	2,825	35,542
Liberty Global PLC, Class C (United Kingdom) (a)	1,477	30,489
Liberty Broadband Corp., Class C (United States) (a)	344	24,807
Live Nation Entertainment, Inc. (United States) (a)	468	23,065
Liberty Global PLC, Class A (United Kingdom) (a)	1,066	22,742
Charter Communications, Inc., Class A (United States) (a)	35	9,917
		320,190
INFORMATION TECHNOLOGY — 15.7%
SOFTWARE & SERVICES — 8.4%
MasterCard, Inc., Class A (United States)	418	78,837
Oracle Corp. (United States)	1,040	46,965
CoreLogic, Inc. (United States) (a)	524	17,505
		143,307
TECHNOLOGY HARDWARE & EQUIPMENT — 6.4%
TE Connectivity, Ltd. (United States)	944	71,380
Hirose Electric Co., Ltd. (Japan)	375	36,819
		108,199
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2,127	15,605
		267,111
CONSUMER DISCRETIONARY — 15.5%
AUTOMOBILES & COMPONENTS — 13.4%
Daimler AG (Germany)	1,503	79,076
General Motors Co. (United States)	2,193	73,369
Continental AG (Germany)	290	40,093
Toyota Motor Corp. (Japan)	586	34,244
		226,782
CONSUMER DURABLES & APPAREL — 2.1%
Cie Financiere Richemont SA (Switzerland)	347	22,229
Under Armour, Inc., Class C (United States) (a)	825	13,348
		35,577
		262,359
INDUSTRIALS — 13.6%
CAPITAL GOODS — 10.5%
CNH Industrial N.V. (United Kingdom)	7,037	63,279
Travis Perkins PLC (United Kingdom)	3,817	52,062
Arconic, Inc. (United States)	1,746	29,432
Johnson Controls International plc (United States)	567	16,800
USG Corp. (United States)	382	16,310
		177,883
TRANSPORTATION — 3.1%
Ryanair Holdings PLC (Ireland) (a) (b)	461	32,916
Southwest Airlines Co. (United States)	420	19,522
		52,438
		230,321
HEALTH CARE — 4.3%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.1%
Bayer AG (Germany)	748	51,879

HEALTH CARE EQUIPMENT & SERVICES — 1.2%
Tenet Healthcare Corp. (United States) (a)	1,218	20,881
		72,760
MATERIALS — 3.7%
LafargeHolcim, Ltd. (Switzerland)	842	34,700
Incitec Pivot, Ltd. (Australia)	12,093	27,938
		62,638
ENERGY — 1.6%
National Oilwell Varco, Inc. (United States)	1,077	27,684

CONSUMER STAPLES — 0.8%
FOOD, BEVERAGE & TOBACCO — 0.5%
Diageo PLC (United Kingdom)	258	9,184
HOUSEHOLD & PERSONAL PRODUCTS — 0.3%
Reckitt Benckiser Group PLC (United Kingdom)	68	5,235
		14,419
TOTAL COMMON STOCKS — 96.2% (Cost $1,545,496)		1,631,552

	Par Value	Value
SHORT-TERM INVESTMENTS— 2.5%

REPURCHASE AGREEMENT — 1.6%
Fixed Income Clearing Corp. Repurchase Agreement, 1.50% dated 12/31/18 due 01/02/19, repurchase price $27,278, collateralized by a United States Treasury Note, 2.875% due 05/15/28, value plus accrued interest of $27,826 (Cost: $27,276)	$27,276	$27,276

GOVERNMENT AND AGENCY SECURITIES — 0.9%
Federal Home Loan Bank, 2.18%, due 01/02/19 (c) (Cost $14,999)	15,000	14,999
TOTAL SHORT-TERM INVESTMENTS — 2.5% (Cost $42,275)		42,275
TOTAL INVESTMENTS — 98.7% (Cost $1,587,771)		1,673,827
Foreign Currencies (Cost $67) — 0.0% (d)		67
Other Assets In Excess of Liabilities — 1.3%		21,963
TOTAL NET ASSETS — 100.0%		$1,695,857

(a)         Non-income producing security

(b)         Sponsored American Depositary Receipt

(c)          The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(d)         Amount rounds to less than 0.1%.

FORWARD FOREIGN CURRENCY CONTRACT

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/18	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	42,233	44,701	06/19/19	$43,694	$1,007
				$43,694	$1,007

OAKMARK GLOBAL SELECT FUND

Global Diversification —December 31, 2018 (Unaudited)

		% of Equity Investments
Europe		53.5%
	United Kingdom	27.8%
	Switzerland	17.8%
	Germany*	7.9%
North America		43.6%
	United States	43.6%
Asia		2.9%
	Taiwan	2.9%

*                 Euro currency countries comprise 7.9% of equity investments.

Oakmark Global Select Fund	December 31, 2018 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 97.1%

FINANCIALS — 30.8%
BANKS — 18.8%
Lloyds Banking Group PLC (United Kingdom)	195,209	$129,009
Bank of America Corp. (United States)	4,534	111,718
Citigroup, Inc. (United States)	1,676	87,237
		327,964
INSURANCE — 6.1%
American International Group, Inc. (United States)	1,438	56,676
Willis Towers Watson PLC (United States)	326	49,430
		106,106
DIVERSIFIED FINANCIALS — 5.9%
Credit Suisse Group AG (Switzerland)	9,423	103,538
		537,608
CONSUMER DISCRETIONARY — 17.3%
AUTOMOBILES & COMPONENTS — 13.4%
Daimler AG (Germany)	2,558	134,539
Fiat Chrysler Automobiles N.V. (United Kingdom) (a)	6,929	100,186
		234,725
CONSUMER DURABLES & APPAREL — 3.9%
Cie Financiere Richemont SA (Switzerland)	1,061	68,020
		302,745
COMMUNICATION SERVICES — 17.2%
MEDIA & ENTERTAINMENT — 17.2%
Alphabet, Inc., Class C (United States) (a)	136	141,097
Charter Communications, Inc., Class A (United States) (a)	310	88,426
WPP PLC (United Kingdom)	5,715	61,672
Alphabet, Inc., Class A (United States) (a)	8	8,223
		299,418
INDUSTRIALS — 11.5%
CAPITAL GOODS — 8.6%
CNH Industrial N.V. (United Kingdom)	13,442	120,869
General Electric Co. (United States)	3,931	29,759
		150,628
TRANSPORTATION — 2.9%
Kuehne + Nagel International AG (Switzerland)	394	50,622
		201,250
INFORMATION TECHNOLOGY — 9.0%
TECHNOLOGY HARDWARE & EQUIPMENT — 6.2%
TE Connectivity, Ltd. (United States)	1,433	108,370

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	6,656	48,831
		157,201
MATERIALS — 4.5%
LafargeHolcim, Ltd. (Switzerland)	1,913	78,806

CONSUMER STAPLES — 3.5%
HOUSEHOLD & PERSONAL PRODUCTS — 1.9%
Reckitt Benckiser Group PLC (United Kingdom)	432	33,117

FOOD, BEVERAGE & TOBACCO — 1.6%
Diageo PLC (United Kingdom)	761	27,111
		60,228
ENERGY — 3.3%
Apache Corp. (United States)	2,177	57,149
TOTAL COMMON STOCKS — 97.1% (Cost $1,776,231)		1,694,405

	Par Value
SHORT-TERM INVESTMENTS— 0.7%

REPURCHASE AGREEMENT — 0.7%
Fixed Income Clearing Corp. Repurchase Agreement, 1.50% dated 12/31/18 due 01/02/19, repurchase price $13,372, collateralized by a United States Treasury Note, 2.625% due 12/31/25, value plus accrued interest of $13,640 (Cost: $13,371)	$13,371	13,371
TOTAL SHORT-TERM INVESTMENTS — 0.7% (Cost $13,371)		13,371
TOTAL INVESTMENTS — 97.8% (Cost $1,789,602)		1,707,776
Foreign Currencies (Cost $0) — 0.0% (b)		0	(c)
Other Assets In Excess of Liabilities — 2.2%		37,666
TOTAL NET ASSETS — 100.0%		$1,745,442

(a)         Non-income producing security

(b)         Amount rounds to less than 0.1%.

(c)          Amount rounds to less than $1,000.

FORWARD FOREIGN CURRENCY CONTRACT

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/18	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	79,725	84,384	06/19/19	$82,484	$1,900
				$82,484	$1,900

OAKMARK INTERNATIONAL FUND

Global Diversification —December 31, 2018 (Unaudited)

		% of Equity Investments
Europe		78.1%
	United Kingdom	21.3%
	Germany*	17.7%
	Switzerland	12.3%
	France*	10.9%
	Sweden	5.8%
	Netherlands*	4.2%
	Italy*	3.8%
	Ireland*	2.1%
Asia		12.8%
	Japan	5.1%
	South Korea	2.5%
	Indonesia	2.1%
	Taiwan	1.4%
	China	1.0%
	India	0.7%
Africa		2.9%
	South Africa	2.9%
North America		2.7%
	Canada	1.6%
	United States	1.1%
Australasia		2.4%
	Australia	2.4%
Latin America		1.1%
	Mexico	1.1%

*                 Euro currency countries comprise 38.7% of equity investments.

Oakmark International Fund	December 31, 2018 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 97.9%

FINANCIALS — 27.9%
BANKS — 16.3%
BNP Paribas SA (France)	27,390	$1,238,787
Lloyds Banking Group PLC (United Kingdom)	1,772,391	1,171,338
Intesa Sanpaolo SPA (Italy)	516,261	1,147,404
Royal Bank of Scotland Group PLC (United Kingdom)	246,363	680,470
Bank Mandiri Persero Tbk PT (Indonesia)	1,256,483	644,406
Axis Bank, Ltd. (India) (a)	21,602	191,809
		5,074,214
DIVERSIFIED FINANCIALS — 7.7%
Credit Suisse Group AG (Switzerland)	98,943	1,087,179
EXOR N.V. (Netherlands) (b)	12,786	692,314
Schroders PLC (United Kingdom)	11,263	350,706
AMP, Ltd. (Australia) (b)	149,804	258,510
Schroders PLC, Non-Voting (United Kingdom)	31	825
		2,389,534
INSURANCE — 3.9%
Allianz SE (Germany)	4,330	868,896
Willis Towers Watson PLC (United States)	2,189	332,413
		1,201,309
		8,665,057
CONSUMER DISCRETIONARY — 19.8%
AUTOMOBILES & COMPONENTS — 13.7%
Daimler AG (Germany)	22,543	1,185,778
Continental AG (Germany)	7,552	1,044,786
Bayerische Motoren Werke AG (Germany)	11,724	949,656
Toyota Motor Corp. (Japan)	9,787	571,996
Valeo SA (France) (b)	17,147	501,166
		4,253,382
RETAILING — 3.0%
Hennes & Mauritz AB (H&M) - Class B (Sweden)	63,579	904,018
Ctrip.com International, Ltd. (China) (a) (c)	1,182	31,987
		936,005
CONSUMER DURABLES & APPAREL — 1.7%
Cie Financiere Richemont SA (Switzerland)	8,197	525,380

CONSUMER SERVICES — 1.4%
Accor SA (France)	10,585	450,074
		6,164,841
INDUSTRIALS — 17.2%
CAPITAL GOODS — 11.6%
CNH Industrial N.V. (United Kingdom) (b)	110,585	994,365
Ashtead Group PLC (United Kingdom) (b)	26,304	548,828
Komatsu, Ltd. (Japan)	21,234	458,280
Volvo AB, Class B (Sweden)	33,584	439,364
SKF AB, Class B (Sweden) (b)	28,176	427,426
Ferguson PLC (United Kingdom)	5,467	349,571
Smiths Group PLC (United Kingdom)	17,228	299,525
Meggitt PLC (United Kingdom)	14,410	86,508
		3,603,867
TRANSPORTATION — 3.2%
Ryanair Holdings PLC (Ireland) (a) (c)	9,143	652,243
Kuehne + Nagel International AG (Switzerland)	2,683	344,856
		997,099
COMMERCIAL & PROFESSIONAL SERVICES — 2.4%
Bureau Veritas SA (France)	14,685	299,406
G4S PLC (United Kingdom) (b)	107,170	269,032
Experian PLC (United Kingdom)	4,586	111,354
Brambles, Ltd. (Australia)	9,611	68,709
		748,501
		5,349,467
COMMUNICATION SERVICES — 12.1%
MEDIA & ENTERTAINMENT — 12.1%
Naspers, Ltd. (South Africa)	4,423	889,080
Publicis Groupe SA (France)	10,410	597,308
WPP PLC (United Kingdom)	55,298	596,705
Liberty Global PLC, Class C (United Kingdom) (a)	22,950	473,690
NAVER Corp. (South Korea)	3,271	357,625
Grupo Televisa SAB (Mexico) (c)	27,033	340,075
Baidu, Inc. (China) (a) (c)	1,742	276,358
Liberty Global PLC, Class A (United Kingdom) (a)	10,367	221,228
		3,752,069
MATERIALS — 8.5%
Glencore PLC (Switzerland)	247,853	920,412
LafargeHolcim, Ltd. (Switzerland)	15,879	654,293
thyssenkrupp AG (Germany)	30,098	516,580
Orica, Ltd. (Australia) (b)	32,664	396,875
Akzo Nobel N.V. (Netherlands)	1,696	136,835
		2,624,995
INFORMATION TECHNOLOGY — 4.5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
ASML Holding N.V. (Netherlands)	2,884	453,197
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	56,754	416,372
		869,569
TECHNOLOGY HARDWARE & EQUIPMENT — 1.7%
Samsung Electronics Co., Ltd. (South Korea)	11,536	400,105
Omron Corp. (Japan)	3,747	136,757
		536,862
		1,406,431

	Shares	Value
COMMON STOCKS — 97.9% (cont.)

HEALTH CARE — 3.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.6%
Bayer AG (Germany)	11,765	$816,304
HEALTH CARE EQUIPMENT & SERVICES — 1.3%
Olympus Corp. (Japan)	12,682	390,515
		1,206,819
CONSUMER STAPLES — 2.7%
FOOD, BEVERAGE & TOBACCO — 1.9%
Nestlé SA (Switzerland)	2,562	207,987
Danone SA (France)	2,555	180,072
Diageo PLC (United Kingdom)	4,542	161,791
Pernod Ricard SA (France)	233	38,298
		588,148
HOUSEHOLD & PERSONAL PRODUCTS — 0.5%
Reckitt Benckiser Group PLC (United Kingdom)	2,009	153,996

FOOD & STAPLES RETAILING — 0.3%
Alimentation Couche-Tard, Inc., Class B (Canada)	1,769	87,981
		830,125
ENERGY — 1.3%
Cenovus Energy, Inc. (Canada)	58,541	411,659
TOTAL COMMON STOCKS — 97.9% (Cost $36,048,120)		30,411,463

	Par Value
SHORT-TERM INVESTMENTS— 1.0%

GOVERNMENT AND AGENCY SECURITIES — 0.7%
Federal Home Loan Bank, 2.18%, due 01/02/19 (d) (Cost $224,987)	$225,000	224,987
Total Government and Agency Securities (Cost $224,987)		224,987
REPURCHASE AGREEMENT — 0.3%
Fixed Income Clearing Corp. Repurchase Agreement, 1.50% dated 12/31/18 due 01/02/19, repurchase price $97,652, collateralized by a United States Treasury Note, 2.625% due 12/31/25, value plus accrued interest of $99,600 (Cost: $97,644)	97,644	97,644
TOTAL SHORT-TERM INVESTMENTS — 1.0% (Cost $322,631)		322,631
TOTAL INVESTMENTS — 98.9% (Cost $36,370,751)		30,734,094
Foreign Currencies (Cost $9,073) — 0.0% (e)		9,046
Other Assets In Excess of Liabilities — 1.1%		323,119
TOTAL NET ASSETS — 100.0%		$31,066,259

(a)         Non-income producing security

(b)         See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)          Sponsored American Depositary Receipt

(d)         The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(e)          Amount rounds to less than 0.1%.

FORWARD FOREIGN CURRENCY CONTRACT

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/18	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Swiss Franc	277,588	$285,363	06/19/19	$287,194	$1,831
				$287,194	$1,831
Foreign Currency Sold:
Swiss Franc	773,479	$818,679	06/19/19	$800,245	$18,434
				$800,245	$18,434

SCHEDULE OF TRANSACTIONS WITH AFFILIATED ISSUERS

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2018	Value December 31, 2018	Percent of Net Assets
AMP, Ltd.	149,804	$0	$0	0	$(86,921)	$0	$345,431	$258,510	0.8%
Ashtead Group PLC	26,304	206,488	21,015	4,693	(225,470)	0	584,132	548,828	1.8%
CNH Industrial N.V.	110,585	0	19,223	(7,186)	(331,551)	0	1,352,325	994,365	3.2%
EXOR N.V.	12,786	0	63,877	(14,156)	(163,046)	0	933,393	692,314	2.2%
G4S PLC	107,170	8,004	0	0	(66,435)	0	327,463	269,032	0.9%
Orica, Ltd.	32,664	0	65,603	(32,130)	27,789	8,604	466,819	396,875	1.3%
SKF AB, Class B	28,176	0	0	0	(128,490)	0	555,916	427,426	1.4%
Valeo SA	17,147	66,319	0	0	(226,091)	0	660,938	501,166	1.6%
TOTAL	484,636	$280,811	$169,718	$(48,779)	$(1,200,215)	$8,604	$5,226,417	$4,088,516	13.2%

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —December 31, 2018 (Unaudited)

		% of Equity Investments
Europe		68.5%
	United Kingdom	22.5%
	Switzerland	10.5%
	Finland*	5.9%
	Italy*	5.4%
	France*	4.8%
	Netherlands*	4.2%
	Germany*	3.5%
	Belgium	3.0%
	Norway	2.7%
	Denmark	2.4%
	Spain*	1.4%
	Greece*	1.1%
	Portugal	1.1%
Asia		14.6%
	South Korea	6.1%
	Japan	5.0%
	Indonesia	3.5%
	China	0.0%
Australasia		8.2%
	Australia	5.5%
	New Zealand	2.7%
Latin America		5.3%
	Mexico	3.8%
	Brazil	1.5%
North America		3.4%
	Canada	3.4%

*                 Euro currency countries comprise 26.3% of equity investments.

Oakmark International Small Cap Fund	December 31, 2018 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 98.3%

INDUSTRIALS — 40.1%
CAPITAL GOODS — 19.3%
Travis Perkins PLC (United Kingdom)	3,400	$46,366
Konecranes OYJ (Finland)	1,450	43,855
Duerr AG (Germany)	1,232	43,092
Howden Joinery Group PLC (United Kingdom)	4,326	24,016
Sulzer AG (Switzerland)	293	23,280
Metso OYJ (Finland)	853	22,389
Morgan Advanced Materials PLC (United Kingdom)	4,183	14,033
Bucher Industries AG (Switzerland)	32	8,500
Outotec OYJ (Finland) (a)	2,212	7,791
Wajax Corp. (Canada)	623	7,571
dormakaba Holding AG (Switzerland)	7	4,392
		245,285
COMMERCIAL & PROFESSIONAL SERVICES — 16.2%
Mitie Group PLC (United Kingdom) (b)	21,530	30,350
Randstad N.V. (Netherlands)	628	28,841
IWG PLC (Switzerland)	9,861	26,270
Babcock International Group PLC (United Kingdom)	4,185	26,101
Hays PLC (United Kingdom)	12,936	23,084
ISS A/S (Denmark)	743	20,746
Pagegroup PLC (United Kingdom)	3,202	18,401
Applus Services SA (Spain)	1,573	17,460
SThree PLC (United Kingdom)	4,073	14,874
		206,127
TRANSPORTATION — 4.6%
Controladora Vuela Cia de Aviacion SAB de CV (Mexico) (a) (c)	4,612	24,674
Freightways, Ltd. (New Zealand)	2,858	14,101
Panalpina Welttransport Holding AG (Switzerland)	78	10,388
DSV AS (Denmark)	129	8,513
		57,676
		509,088
FINANCIALS — 18.2%
DIVERSIFIED FINANCIALS — 12.2%
Azimut Holding SPA (Italy)	4,007	43,768
Julius Baer Group, Ltd. (Switzerland)	1,006	35,844
Element Fleet Management Corp. (Canada)	6,969	35,273
EFG International AG (Switzerland)	3,761	22,001
Standard Life Aberdeen PLC (United Kingdom)	5,624	18,405
		155,291
BANKS — 6.0%
BNK Financial Group, Inc. (South Korea)	6,826	44,844
DGB Financial Group, Inc. (South Korea)	4,195	31,245
		76,089
		231,380
COMMUNICATION SERVICES — 10.1%
MEDIA & ENTERTAINMENT — 6.6%
Criteo SA (France) (a) (c)	1,508	34,257
SKY Network Television, Ltd. (New Zealand)	15,346	19,056
Megacable Holdings SAB de CV (Mexico)	3,141	14,086
NOS SGPS SA (Portugal)	2,252	13,664
Hakuhodo DY Holdings, Inc. (Japan)	228	3,273
		84,336
TELECOMMUNICATION SERVICES — 3.5%
Tower Bersama Infrastructure Tbk PT (Indonesia)	92,562	23,172
Sarana Menara Nusantara Tbk PT (Indonesia)	437,402	20,988
		44,160
		128,496
INFORMATION TECHNOLOGY — 8.2%
SOFTWARE & SERVICES — 4.1%
Atea ASA (Norway) (a)	2,658	34,120
Totvs SA (Brazil)	2,635	18,455
		52,575
TECHNOLOGY HARDWARE & EQUIPMENT — 4.1%
Hirose Electric Co., Ltd. (Japan)	268	26,362
Ingenico Group SA (France)	455	25,823
		52,185
		104,760
CONSUMER STAPLES — 6.2%
HOUSEHOLD & PERSONAL PRODUCTS — 3.7%
Ontex Group N.V. (Belgium)	1,831	37,550
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico) (a)	5,698	9,037
		46,587
FOOD & STAPLES RETAILING — 2.5%
Sugi Holdings Co., Ltd. (Japan)	814	32,265
		78,852
HEALTH CARE — 5.8%
HEALTH CARE EQUIPMENT & SERVICES — 5.8%
Healius, Ltd. (Australia)	20,400	32,043
ConvaTec Group PLC (United Kingdom)	16,915	29,957
Ansell, Ltd. (Australia)	758	11,764
		73,764

	Shares	Value
COMMON STOCKS — 98.3% (cont.)

CONSUMER DISCRETIONARY — 4.6%
RETAILING — 1.9%
GrandVision N.V. (Netherlands)	1,087	$23,832
AUTOMOBILES & COMPONENTS — 1.0%
Pirelli & C SPA (Italy) (a)	2,018	12,970
CONSUMER DURABLES & APPAREL — 0.9%
Salvatore Ferragamo SPA (Italy)	527	10,666
Cosmo Lady China Holdings Co., Ltd. (China)	1,157	408
		11,074
CONSUMER SERVICES — 0.8%
Dignity PLC (United Kingdom)	1,171	10,395
		58,271
MATERIALS — 3.1%
Incitec Pivot, Ltd. (Australia)	10,993	25,397
Titan Cement Co. SA (Greece)	621	13,799
		39,196
REAL ESTATE — 2.0%
LSL Property Services PLC (United Kingdom) (b)	7,135	19,962
Countrywide PLC (United Kingdom) (a)	47,376	5,163
		25,125
TOTAL COMMON STOCKS — 98.3% (Cost $1,507,991)		1,248,932

	Par Value
SHORT-TERM INVESTMENTS — 1.1%

REPURCHASE AGREEMENT — 1.1%
Fixed Income Clearing Corp. Repurchase Agreement, 1.50% dated 12/31/18 due 01/02/19, repurchase price $13,821, collateralized by a United States Treasury Note, 2.625% due 12/31/25, value plus accrued interest of $14,100 (Cost: $13,819)	$13,819	13,819
TOTAL SHORT-TERM INVESTMENTS — 1.1% (Cost $13,819)		13,819
TOTAL INVESTMENTS — 99.4% (Cost $1,521,810)		1,262,751
Foreign Currencies (Cost $22) — 0.0% (d)		22
Other Assets In Excess of Liabilities — 0.6%		7,653
TOTAL NET ASSETS — 100.0%		$1,270,426

(a)         Non-income producing security

(b)         See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)          Sponsored American Depositary Receipt

(d)         Amount rounds to less than 0.1%.

FORWARD FOREIGN CURRENCY CONTRACTS

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/18	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Swiss Franc	9,149	$9,405	06/19/19	$9,465	$60
				$9,465	$60
Foreign Currency Sold:
Norwegian Krona	101,163	$12,389	06/19/19	$11,789	$600
Swiss Franc	28,086	29,727	06/19/19	29,058	669
				$40,847	$1,269

SCHEDULE OF TRANSACTIONS WITH AFFILIATED ISSUERS

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2018	Value December 31, 2018	Percent of Net Assets
LSL Property Services PLC	7,135	$0	$4,316	(4,853)	$(215)	$0	$29,346	$19,962	1.6%
Mitie Group PLC	21,530	0	7,498	(4,244)	(7,111)	362	49,203	30,350	2.4%
TOTAL	28,665	$0	$11,814	$(9,097)	$(7,326)	$362	$78,549	$50,312	4.0%

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Organization

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991 and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading. Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation. Securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market System. Equity securities principally traded on securities exchanges outside the United States are valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or are based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Each long-term debt instrument is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Each short-term debt instrument (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instrument maturing in 61 days or more from the date of valuation is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. Each short-term instrument maturing in 60 days or less from the date of valuation is valued at amortized cost, which approximates market value. Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out-of-the money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees. A significant event may include the performance of U.S. markets since the close of foreign markets. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 — significant unobservable inputs (including the assumptions of Harris Associates L.P. (the “Adviser”) in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$15,701,735	$0	$0
Short-Term Investments	0	702,235	0
Total	$15,701,735	$702,235	$0
Select
Common Stocks	$4,145,735	$0	$0
Short-Term Investments	0	113,152	0
Total	$4,145,735	$113,152	$0
Equity and Income
Common Stocks	$7,542,238	$0	$0
Preferred Stocks	12,612	0	0
Corporate Bonds	0	2,244,724	0
Government and Agency Securities	0	1,844,058	0
Convertible Bonds	0	12,005	0
Short-Term Investments	0	816,867	0
Total	$7,554,850	$4,917,654	$0
Global
Common Stocks	$1,631,552	$0	$0
Short-Term Investments	0	42,275	0
Forward Foreign Currency Contracts - Assets	0	1,007	0
Total	$1,631,552	$43,282	$0
Global Select
Common Stocks	$1,694,405	$0	$0
Short-Term Investments	0	13,371	0
Forward Foreign Currency Contracts - Assets	0	1,900	0
Total	$1,694,405	$15,271	$0
International
Common Stocks	$30,411,463	$0	$0
Short-Term Investments	0	322,631	0
Forward Foreign Currency Contracts - Assets	0	20,266	0
Total	$30,411,463	$342,897	$0
Int’l Small Cap
Common Stocks	$1,248,932	$0	$0
Short-Term Investments	0	13,819	0
Forward Foreign Currency Contracts - Assets	0	1,329	0
Total	$1,248,932	$15,148	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to  meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts are measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At December 31, 2018, Global, Global Select, International and Int’l Small Cap held non-collateralized, forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”), and are listed in the applicable Fund’s Schedule of Investments.

For the period ended December 31, 2018, the notional value of forward foreign currency contracts opened and the notional value of settled contracts is listed by Fund in the table below (in thousands):

	Currency	Currency
	Contracts	Contracts
Fund	Opened	Settled
International	$—	$285,363
Int’l Small Cap	—	9,405

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At December 31, 2018, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At December 31, 2018, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark and Select used options written for tax management purposes during the period ended December 31, 2018. Written options outstanding, if any, are listed on each Fund’s Schedule of Investments.

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At December 31, 2018, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At December 31, 2018, none of the Funds had securities on loan.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

2. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended December 31, 2018. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund’s Schedule of Investments.

3.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require adjustment or disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer

Date:	February 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer

Date:	February 15, 2019

By:	/s/ Zachary D. Weber
Zachary D. Weber
Principal Financial Officer

Date:	February 15, 2019